Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total revenue	₺ 21,292,475	₺ 17,632,064	₺ 14,285,561
Non-current assets	24,428,166	19,913,363
Turkey [member]
Disclosure of geographical areas [line items]
Total revenue	19,636,682	16,431,863	13,321,503
Non-current assets	21,037,351	18,098,228
Ukraine [member]
Disclosure of geographical areas [line items]
Total revenue	923,181	664,643	573,951
Non-current assets	2,751,277	1,408,783
Belarus [member]
Disclosure of geographical areas [line items]
Total revenue	293,181	209,884	149,005
Non-current assets	293,622	141,802
Azerbaijan [member]
Disclosure of geographical areas [line items]
Total revenue	268,471	174,021	108,329
Non-current assets		13,663
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Total revenue	169,014	148,637	129,785
Non-current assets	177,380	138,371
Germany [member]
Disclosure of geographical areas [line items]
Total revenue	1,580	3,016	₺ 2,988
Non-current assets	168,536	₺ 112,516
Netherlands [member]
Disclosure of geographical areas [line items]
Total revenue	₺ 366